Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000049878
Account Value [Line Items]
Line Graph and Table Measure Name													International Income Portfolio
Accumulated Value	$ 10,000	$ 10,017	$ 10,035	$ 9,964	$ 9,968	$ 10,180	$ 10,231	$ 10,147	$ 10,199	$ 10,195	$ 10,296	$ 10,350		$ 10,322	$ 10,199	$ 10,277	$ 10,380	$ 10,530	$ 11,101	$ 11,109	$ 11,188	$ 11,171	$ 11,203	$ 11,272	$ 11,254	$ 11,262	$ 11,319	$ 11,401	$ 11,558	$ 11,528	$ 11,586	$ 11,480	$ 11,323	$ 11,229	$ 11,300	$ 11,038	$ 11,020	$ 11,015	$ 11,088	$ 11,127	$ 11,337	$ 11,324	$ 11,286	$ 11,340	$ 11,381	$ 11,564	$ 11,640	$ 11,501	$ 11,592	$ 11,656	$ 11,665	$ 11,855	$ 11,836	$ 11,888	$ 11,462	$ 11,585	$ 11,751	$ 11,889	$ 12,301	$ 12,383	$ 12,306	$ 12,360	$ 12,693	$ 12,984	$ 12,935	$ 12,750	$ 12,505	$ 12,696	$ 12,822	$ 12,607	$ 12,630	$ 12,679	$ 12,459	$ 12,346	$ 12,202	$ 12,291	$ 12,129	$ 11,857	$ 11,615	$ 11,182	$ 11,161	$ 10,677	$ 10,705	$ 10,507	$ 9,984	$ 10,044	$ 10,789	$ 10,932	$ 11,321	$ 10,937	$ 11,313	$ 11,357	$ 11,202	$ 11,264	$ 11,360	$ 11,236	$ 10,824	$ 10,733	$ 11,258	$ 11,871	$ 11,711	$ 11,481	$ 11,545	$ 11,085	$ 11,448	$ 11,372	$ 11,809	$ 12,016	$ 12,314	$ 11,735	$ 11,856	$ 11,562	$ 11,701	$ 11,859	$ 11,981	$ 12,526	$ 12,471	$ 12,729	$ 12,618	$ 12,802	$ 12,950	$ 13,005
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Accumulated Value	10,000	9,784	9,566	9,599	9,738	10,619	10,893	10,300	10,907	10,972	10,977	11,199		11,104	10,323	10,517	10,754	10,947	11,200	11,331	11,553	11,606	11,847	12,059	12,019	11,680	11,877	12,117	12,659	12,527	12,655	12,281	11,670	11,336	11,551	10,848	11,129	10,911	11,218	11,364	11,984	11,853	11,696	11,675	11,710	12,355	12,470	12,140	12,257	12,612	12,383	12,895	12,729	12,295	10,933	11,362	11,950	12,007	12,369	12,329	12,080	12,131	12,797	13,242	13,100	12,749	12,358	12,637	12,953	12,795	12,741	12,839	12,398	12,234	11,899	12,084	12,083	11,479	11,303	10,622	10,809	10,328	10,358	10,344	9,840	9,753	10,446	10,672	11,130	10,778	11,223	11,319	11,141	11,504	11,835	11,517	11,129	11,070	11,654	12,027	11,844	11,776	11,773	11,521	11,707	11,581	11,844	12,208	12,622	12,040	11,972	11,741	11,982	12,061	12,247	12,645	12,823	13,181	13,082	13,364	13,550	13,613
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Index
Accumulated Value	10,000	9,790	9,818	9,932	10,192	10,594	10,755	10,508	10,942	11,001	10,925	11,026		10,705	10,158	10,141	10,269	10,337	10,397	10,530	10,715	10,713	10,917	11,058	10,945	10,836	10,996	11,054	11,298	11,213	11,374	11,135	10,916	10,828	10,834	10,685	10,653	10,518	10,617	10,848	11,088	10,982	11,065	11,017	11,174	11,506	11,484	11,668	11,569	11,686	11,535	11,656	11,777	11,790	11,471	11,671	11,810	11,882	12,299	12,246	12,175	12,168	12,455	12,677	12,520	12,211	11,932	12,096	12,243	12,109	12,257	12,219	11,915	11,844	11,772	11,750	11,552	11,338	10,993	10,344	10,375	10,021	10,169	9,813	9,317	9,262	9,730	9,759	10,092	9,758	10,134	10,184	9,975	10,039	10,123	9,956	9,631	9,536	10,009	10,409	10,248	10,130	10,164	9,910	10,027	10,002	10,277	10,529	10,739	10,342	10,351	10,122	10,201	10,329	10,417	10,763	10,737	10,957	10,784	10,948	11,032	11,018
EATON VANCE Index: FTSE World Government Bond Index USD
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE World Government Bond Index (WGBI)
Accumulated Value	10,000	9,792	9,881	10,016	10,308	10,582	10,715	10,553	10,943	11,001	10,905	10,976		10,599	10,108	10,039	10,141	10,180	10,195	10,327	10,504	10,490	10,685	10,810	10,680	10,623	10,774	10,791	10,968	10,893	11,061	10,852	10,720	10,690	10,646	10,625	10,516	10,401	10,451	10,701	10,851	10,751	10,887	10,833	11,019	11,276	11,223	11,522	11,372	11,433	11,300	11,332	11,515	11,630	11,559	11,696	11,719	11,794	12,223	12,168	12,141	12,119	12,310	12,477	12,317	12,020	11,769	11,904	12,011	11,884	12,077	12,008	11,737	11,688	11,680	11,607	11,363	11,242	10,858	10,219	10,212	9,891	10,067	9,629	9,138	9,090	9,503	9,487	9,790	9,463	9,821	9,861	9,646	9,645	9,677	9,543	9,233	9,132	9,577	9,979	9,824	9,696	9,738	9,485	9,587	9,584	9,858	10,085	10,251	9,896	9,920	9,693	9,738	9,875	9,942	10,274	10,207	10,397	10,211	10,351	10,414	10,386
Eaton Vance Index: JP Morgan EM LOC Markets Plus
Account Value [Line Items]
Line Graph and Table Measure Name													J.P. Morgan Emerging Markets Index Plus
Accumulated Value	$ 10,000	$ 9,863	$ 9,753	$ 9,640	$ 9,696	$ 10,285	$ 10,376	$ 10,065	$ 10,320	$ 10,358	$ 10,381	$ 10,474		$ 10,393	$ 10,049	$ 10,098	$ 10,284	$ 10,455	$ 10,621	$ 10,656	$ 10,821	$ 10,826	$ 11,001	$ 11,112	$ 11,043	$ 10,981	$ 11,162	$ 11,264	$ 11,589	$ 11,467	$ 11,546	$ 11,330	$ 11,061	$ 10,880	$ 10,974	$ 10,643	$ 10,759	$ 10,636	$ 10,815	$ 10,888	$ 11,184	$ 11,129	$ 11,049	$ 11,057	$ 10,984	$ 11,277	$ 11,278	$ 10,917	$ 11,042	$ 11,268	$ 11,197	$ 11,454	$ 11,304	$ 11,057	$ 10,483	$ 10,602	$ 10,757	$ 10,842	$ 11,039	$ 11,108	$ 10,997	$ 11,043	$ 11,416	$ 11,653	$ 11,585	$ 11,517	$ 11,353	$ 11,538	$ 11,724	$ 11,582	$ 11,523	$ 11,608	$ 11,400	$ 11,436	$ 11,137	$ 11,292	$ 11,307	$ 11,096	$ 10,668	$ 10,347	$ 10,442	$ 10,181	$ 10,098	$ 10,083	$ 9,776	$ 9,830	$ 10,278	$ 10,486	$ 10,797	$ 10,598	$ 10,815	$ 10,861	$ 10,770	$ 10,901	$ 11,105	$ 10,944	$ 10,801	$ 10,808	$ 11,181	$ 11,371	$ 11,208	$ 11,246	$ 11,244	$ 11,171	$ 11,311	$ 11,214	$ 11,313	$ 11,572	$ 11,801	$ 11,509	$ 11,413	$ 11,248	$ 11,422	$ 11,460	$ 11,600	$ 11,937	$ 12,142	$ 12,422	$ 12,262	$ 12,417	$ 12,513	$ 12,497